Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31, 2010	December 31, 2011
Accrued litigation provision	748,299	2,683,968
Accrued payroll	2,127,951	2,675,282
Accrued welfare benefits	1,731,403	1,297,147
Accrued professional service fees	1,524,890	978,602
Advances from customers	609,442	722,553
Other accrued expenses	2,278,758	713,719
Other taxes payable	718,668	472,845
Business tax payable	1,722,830	472,534

	11,462,241	10,016,650